Net Loss Per Share - Warrants, Options and Purchase Rights Excluded from Computation of Diluted Net Loss Per Share (Detail) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares issuable	8,300	8,300	8,300	8,300
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares issuable	10,827	11,561	10,942	6,750	8,169
2004 Purchase Plan
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares issuable	20	39	31	34	67